Equity	3 Months Ended
Jan. 31, 2023
Disclosure of classes of share capital [abstract]
Equity
NOTE 13:  EQUITY
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three months ended January 31, 2023 and January 31, 2022.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended
	January 31, 2023		January 31, 2022
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	0.4	26	1.2	76
Shares issued as a result of dividend reinvestment plan	7.9	705	1.2	122

Purchase of shares for cancellation and other	–	–	(7.5)	(94)
Balance as at end of period – common shares	1,830.0	$25,094	1,818.8	$23,170
Preferred Shares and Other Equity Instruments

Preferred Shares – Class A
Balance as at beginning and end of period	159.6	$5,600	158.0	$3,950

Other Equity Instruments 1
Balance as at beginning and end of period	5.0	$5,653	1.8	$1,750

Balance as at beginning and end of period – preferred shares and other equity instruments	164.6	$11,253	159.8	$5,700
Treasury – common shares 2
Balance as at beginning of period	1.0	$(91)	1.9	$(152)
Purchase of shares	20.4	(1,816)	30.5	(2,936)

Sale of shares	(20.3)	1,804	(30.1)	2,900
Balance as at end of period – treasury – common shares	1.1	$(103)	2.3	$(188)
Treasury – preferred shares and other equity instruments 2
Balance as at beginning of period	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	0.9	(141)	0.8	(29)

Sale of shares and other equity instruments	(0.9)	139	(0.7)	33
Balance as at end of period – treasury – preferred shares and other equity instruments	0.1	$(9)	0.2	$(6)

1	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
2	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On March 1, 2023, the Board approved a dividend in an amount of ninety-six
 cents
(
96
 cents)
per fully paid common share in the capital stock of the Bank for the quarter ending April 30, 2023, payable on and after April 30, 2023, to shareholders of record at the close of business on April 6, 2023.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5% at the Bank’s discretion or purchased from the open market at market price. The Bank had determined that, beginning with the dividend approved on May 25, 2022 for the quarter ending July 31, 2022, and until further announcement, the Bank will issue the common shares from treasury and will apply a 2% discount to the average market price on such common shares.
During the three months ended January 31, 2023, the Bank issued 7.9 million common shares from treasury with a 2% discount. During the three months ended January 31, 2022, under the dividend reinvestment plan, the Bank issued 1.2 million common shares from treasury with no discount.